1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
STEPHEN T. COHEN stephen.cohen@dechert.com +1 202 261 3304 Direct +1 202 261 3024 Fax

April 12, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Lord Asset Management Trust
(File	Nos. 33-75138 and 811-8348)

Ladies and Gentlemen:

On behalf of Lord Asset Management Trust (the “Trust”), attached for filing via the EDGAR system pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 24 to the Trust’s registration statement on Form N-1A. This filing is being made for the purpose of registering shares of the Thomas White Emerging Markets Fund, a new series of the Trust (the “New Fund”).

As counsel to the Trust, we hereby request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Post-Effective Amendment No. 24 receive selective review from the Commission and its staff due to the fact that the disclosure set forth herein regarding the New Fund is substantially similar to the disclosure concerning another series of the Trust, the Thomas White International Fund, that has previously been filed and received your review. The New Fund will be managed in a style that is substantially similar to the Thomas White International Fund, the only difference being that the New Fund will invest to a greater degree in emerging markets countries and a lesser degree in developed market countries. The other information regarding the New Fund, including information on purchasing shares, the investment adviser, the Board of Trustees, the service providers and other related information is the same as that previously submitted and reviewed with respect to the Thomas White International Fund.

On behalf of the Trust, we hereby undertake to make an additional filing of the Trust’s registration statement on or before June 26, 2010 in order to respond to any comments that you might have with respect to this filing and add any additional non-material disclosure that may be required in order to complete the registration statement.

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April 12, 2010 Page 2

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3304 or Patrick W.D. Turley at 202.261.3364.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen

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